Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,959,533	¥ 1,874,424
Japan | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Japan | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		76.00%	74.00%
Japan | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Japan | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		29.00%	28.00%
Japan | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (4,200)
Estimated net actuarial loss	7,100
Expected contribution to pension plans	42,220
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,023,094	¥ 957,217
Foreign Plans | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		65.00%
Foreign Plans | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		24.00%	26.00%
Foreign Plans | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		25.00%
Foreign Plans | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		71.00%	72.00%
Foreign Plans | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	300
Estimated net actuarial loss	6,900
Expected contribution to pension plans	¥ 23,234